Loss per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of basic and diluted loss per share

	For the year ended December 31,
	2024	2023	2022
Net loss for the period (in thousands of euros)	(68,132)	(39,700)	(57,041)
Weighted average number of shares	47,265,189	36,928,161	34,851,868
Basic loss per share (in euros)	(1.44)	(1.08)	(1.64)
Diluted loss per share (in euros)	(1.44)	(1.08)	(1.64)